Income Taxes (Details 4) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Balance at beginning and end of fiscal year	$ 612	3,759	3,759	3,759